Discontinued Operations (Narrative) (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2016	Sep. 30, 2016	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Deferred tax assets, valuation allowance			$ 165.1		$ 112.4
Unrecognized tax benefits			90.2	$ 93.1	83.8	$ 102.3
Daido Air Products Electronics, Inc. [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Equity method investment, sale proceeds	$ 15.9
Equity method investment, gain on sale	0.7
Equity method investment, carrying value at time of sale	12.8
Equity method investment, foreign currency translation loss deferred in AOCL	$ (2.4)
Energy-from-Waste [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on disposal, before tax			945.7
Energy-from-Waste [Member] | Asset Impariment [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on disposal, before tax			913.5
Energy-from-Waste [Member] | Contract Actions/Other [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on disposal, before tax			32.2
Discontinued Operations, Held-for-sale or Disposed of by Sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on disposal, net of tax			846.6
Plant and equipment, estimated net realizable value			18.2
Gain on sale of business, net of tax				3.9
Liabilities of discontinued operations			1,307.3		294.0
Discontinued Operations, Held-for-sale or Disposed of by Sale [Member] | Energy-from-Waste [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on disposal, before tax		$ 945.7
Loss on disposal, net of tax		846.6	846.6
Plant and equipment, estimated net realizable value		20.0	18.2
Deferred tax assets, valuation allowance		58.0
Unrecognized tax benefits		7.9
Gain on sale of business, net of tax				0.0
Assets of discontinued operations			19.4		893.6
Liabilities of discontinued operations			19.0		19.5
Discontinued Operations, Held-for-sale or Disposed of by Sale [Member] | Energy-from-Waste [Member] | Asset Impariment [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on disposal, before tax		913.5
Discontinued Operations, Held-for-sale or Disposed of by Sale [Member] | Energy-from-Waste [Member] | Contract Actions/Other [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss on disposal, before tax		$ 32.2
Discontinued Operations, Held-for-sale or Disposed of by Sale [Member] | European Homecare Business [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on sale of business, net of tax				$ 3.9
Assets of discontinued operations			0.0		0.0
Liabilities of discontinued operations			$ 0.0		$ 0.0